January 10, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, DC 20549

RE:  American General Series Portfolio
    Company 3
    Rule 497(j) Filing
    File Nos. 333-53589 and 811-08789

Dear Commissioners:

On  behalf of the above captioned Registrant
and   pursuant  to  Rule  497(j)  under  the
Securities Act of 1933 ("Act"), we hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act do not substantially differ from that contained in the Registrant's Post-Effective Amendment
No. 2 which was filed electronically on January 3, 2000.

Should you have any questions regarding this submission, please contact the undersigned at (713) 831-3164.

Sincerely,


Katherine Stoner
Senior Counsel